REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Activities of Series A Preferred Shares

Below is a summary of the activities of the Series A Preferred shares during the period when they were outstanding:

US$
Issuance of preferred shares	50,000
Issuance cost	(1,343)
Accretion	12,134
Redemption of preferred shares	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	(19,428)
Convertible redeemable preferred shares as of December 31, 2010	—